Trade and other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current
Trade receivables, net of loss allowance	¥ 290,681	¥ 315,001
Amounts due from related parties	5,105	1,791
Miscellaneous expenses paid on behalf of franchisees	246,097	192,072
Value-added tax ("VAT") recoverable	182,906	79,590
Rental deposits	101,124	94,423
Receivables due from on-line payment platforms and banks (i)	26,806	33,309
Prepayments for inventories	52,476	38,758
Prepayments for licensing expenses	35,223	11,503
Prepayments for listing expenses relating to Hong Kong public offering	58,560
Others	57,220	58,278
Trade and other receivables	¥ 1,056,198	824,725
Minimum.
Current
Period of trade receivables is due	30 days
Maximum.
Current
Period of trade receivables is due	180 days
Gross carrying amount
Current
Trade receivables, net of loss allowance	¥ 375,798	374,828
Loss allowance
Current
Trade receivables, net of loss allowance	¥ (85,117)	¥ (59,827)